Retirement Plans (Details) $ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($) Person	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Retirement Plans [Line Items]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets, aggregate projected benefit obligation	$ 2,465	$ 3,413
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets, aggregate accumulated benefit obligation	2,464	3,363
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets, aggregate fair value of plan assets	2,065	2,642
Total employer and employee contributions to defined benefit plans	407
Voluntary contributions made by the company to defined benefit plans	317
Estimated future employer contributions to defined benefit plans in next fiscal year	$ 113
Modification in salaried plans to limit company's cost of future annual retiree medical benefits	150.00%
Projected prescription drug subsidy receipts per year over the next ten years	$ 2
Matching contributions charged to expense for defined contribution savings plans	$ 123	132	$ 118
Number of multiemployer benefit plans in which the Company participates | Person	285
Employer contributions to multiemployer pension plans	$ 45	44	44
Postretirement Benefits
Retirement Plans [Line Items]
Defined Benefit Plan, Benefit Obligation	211	224	$ 245
Total employer and employee contributions to defined benefit plans	$ 8
Global Workplace Solutions
Retirement Plans [Line Items]
Defined Benefit Plan, Benefit Obligation		$ 626